Schedule III Real Estate Asset and Accumulated Depreciation (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 304,757,639
Initial Cost to Company, Land	419,364,049
Initial Cost to Company, Buildings and Improvements	1,402,876,722
Initial Cost to Company, Total	1,822,240,771
Cost Capitalized Subsequent to Acquisition	64,964,874
Gross Carrying Amount, Land	420,522,591
Gross Carrying Amount, Buildings and Improvements	1,466,683,054
Gross Carrying Amount, Total	1,887,205,645	[1]
Accumulated Depreciation	202,682,688
Morrisville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	531,000
Initial Cost to Company, Buildings and Improvements	1,891,000
Initial Cost to Company, Total	2,422,000
Cost Capitalized Subsequent to Acquisition	204,262
Gross Carrying Amount, Land	531,000
Gross Carrying Amount, Buildings and Improvements	2,095,262
Gross Carrying Amount, Total	2,626,262	[1]
Accumulated Depreciation	$ 652,967
Date of Construction	2004
Date Acquired	Nov. 03, 2014
Cary | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,064,000
Initial Cost to Company, Buildings and Improvements	3,301,000
Initial Cost to Company, Total	4,365,000
Cost Capitalized Subsequent to Acquisition	244,450
Gross Carrying Amount, Land	1,064,000
Gross Carrying Amount, Buildings and Improvements	3,545,450
Gross Carrying Amount, Total	4,609,450	[1]
Accumulated Depreciation	$ 1,055,508
Date of Construction	1998/2005/2006
Date Acquired	Nov. 03, 2014
Raleigh | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,186,000
Initial Cost to Company, Buildings and Improvements	2,540,000
Initial Cost to Company, Total	3,726,000
Cost Capitalized Subsequent to Acquisition	378,893
Gross Carrying Amount, Land	1,186,000
Gross Carrying Amount, Buildings and Improvements	2,918,893
Gross Carrying Amount, Total	4,104,893	[1]
Accumulated Depreciation	$ 1,036,976
Date of Construction	1999
Date Acquired	Nov. 03, 2014
Myrtle Beach I | South Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,491,387
Initial Cost to Company, Land	1,482,000
Initial Cost to Company, Buildings and Improvements	4,476,000
Initial Cost to Company, Total	5,958,000
Cost Capitalized Subsequent to Acquisition	546,002
Gross Carrying Amount, Land	1,482,000
Gross Carrying Amount, Buildings and Improvements	5,022,002
Gross Carrying Amount, Total	6,504,002	[1]
Accumulated Depreciation	$ 1,575,498
Date of Construction	1998/2005-2007
Date Acquired	Nov. 03, 2014
Myrtle Beach II | South Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,736,055
Initial Cost to Company, Land	1,690,000
Initial Cost to Company, Buildings and Improvements	3,654,000
Initial Cost to Company, Total	5,344,000
Cost Capitalized Subsequent to Acquisition	401,685
Gross Carrying Amount, Land	1,690,000
Gross Carrying Amount, Buildings and Improvements	4,055,685
Gross Carrying Amount, Total	5,745,685	[1]
Accumulated Depreciation	$ 1,308,034
Date of Construction	1999/2006
Date Acquired	Nov. 03, 2014
Whittier | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,495,305
Initial Cost to Company, Land	2,730,000
Initial Cost to Company, Buildings and Improvements	2,916,875
Initial Cost to Company, Total	5,646,875
Cost Capitalized Subsequent to Acquisition	735,636
Gross Carrying Amount, Land	2,730,000
Gross Carrying Amount, Buildings and Improvements	3,652,511
Gross Carrying Amount, Total	6,382,511	[1]
Accumulated Depreciation	$ 1,266,433
Date of Construction	1989
Date Acquired	Feb. 19, 2015
La Verne | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,093,713
Initial Cost to Company, Land	1,950,000
Initial Cost to Company, Buildings and Improvements	2,036,875
Initial Cost to Company, Total	3,986,875
Cost Capitalized Subsequent to Acquisition	345,409
Gross Carrying Amount, Land	1,950,000
Gross Carrying Amount, Buildings and Improvements	2,382,284
Gross Carrying Amount, Total	4,332,284	[1]
Accumulated Depreciation	$ 879,912
Date of Construction	1986
Date Acquired	Jan. 23, 2015
Santa Ana | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,075,474
Initial Cost to Company, Land	4,890,000
Initial Cost to Company, Buildings and Improvements	4,006,875
Initial Cost to Company, Total	8,896,875
Cost Capitalized Subsequent to Acquisition	756,398
Gross Carrying Amount, Land	4,890,000
Gross Carrying Amount, Buildings and Improvements	4,763,273
Gross Carrying Amount, Total	9,653,273	[1]
Accumulated Depreciation	$ 1,624,906
Date of Construction	1978
Date Acquired	Feb. 05, 2015
Upland | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,528,728
Initial Cost to Company, Land	2,950,000
Initial Cost to Company, Buildings and Improvements	3,016,875
Initial Cost to Company, Total	5,966,875
Cost Capitalized Subsequent to Acquisition	596,231
Gross Carrying Amount, Land	2,950,000
Gross Carrying Amount, Buildings and Improvements	3,613,106
Gross Carrying Amount, Total	6,563,106	[1]
Accumulated Depreciation	$ 1,294,817
Date of Construction	1979
Date Acquired	Jan. 29, 2015
La Habra | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,576,890
Initial Cost to Company, Land	2,060,000
Initial Cost to Company, Buildings and Improvements	2,356,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	652,209
Gross Carrying Amount, Land	2,060,000
Gross Carrying Amount, Buildings and Improvements	3,009,084
Gross Carrying Amount, Total	5,069,084	[1]
Accumulated Depreciation	$ 929,982
Date of Construction	1981
Date Acquired	Feb. 05, 2015
Monterey Park | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,513,545
Initial Cost to Company, Land	2,020,000
Initial Cost to Company, Buildings and Improvements	2,216,875
Initial Cost to Company, Total	4,236,875
Cost Capitalized Subsequent to Acquisition	400,444
Gross Carrying Amount, Land	2,020,000
Gross Carrying Amount, Buildings and Improvements	2,617,319
Gross Carrying Amount, Total	4,637,319	[1]
Accumulated Depreciation	$ 806,159
Date of Construction	1987
Date Acquired	Feb. 05, 2015
Huntington Beach | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,815,534
Initial Cost to Company, Land	5,460,000
Initial Cost to Company, Buildings and Improvements	4,856,875
Initial Cost to Company, Total	10,316,875
Cost Capitalized Subsequent to Acquisition	508,065
Gross Carrying Amount, Land	5,460,000
Gross Carrying Amount, Buildings and Improvements	5,364,940
Gross Carrying Amount, Total	10,824,940	[1]
Accumulated Depreciation	$ 1,772,180
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Chico | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,136,033
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,336,875
Initial Cost to Company, Total	1,736,875
Cost Capitalized Subsequent to Acquisition	372,580
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	1,709,455
Gross Carrying Amount, Total	2,109,455	[1]
Accumulated Depreciation	$ 595,664
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lancaster | California | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,643,514
Initial Cost to Company, Land	200,000
Initial Cost to Company, Buildings and Improvements	1,516,875
Initial Cost to Company, Total	1,716,875
Cost Capitalized Subsequent to Acquisition	544,234
Gross Carrying Amount, Land	200,000
Gross Carrying Amount, Buildings and Improvements	2,061,109
Gross Carrying Amount, Total	2,261,109	[1]
Accumulated Depreciation	$ 772,616
Date of Construction	1980
Date Acquired	Jan. 29, 2015
Lancaster | California | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,296,148
Initial Cost to Company, Land	670,392
Initial Cost to Company, Buildings and Improvements	3,711,424
Initial Cost to Company, Total	4,381,816
Cost Capitalized Subsequent to Acquisition	368,560
Gross Carrying Amount, Land	670,392
Gross Carrying Amount, Buildings and Improvements	4,079,984
Gross Carrying Amount, Total	4,750,376	[1]
Accumulated Depreciation	$ 1,124,491
Date of Construction	1991
Date Acquired	Jan. 11, 2016
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,271,845
Initial Cost to Company, Land	370,000
Initial Cost to Company, Buildings and Improvements	2,326,875
Initial Cost to Company, Total	2,696,875
Cost Capitalized Subsequent to Acquisition	744,444
Gross Carrying Amount, Land	370,000
Gross Carrying Amount, Buildings and Improvements	3,071,319
Gross Carrying Amount, Total	3,441,319	[1]
Accumulated Depreciation	$ 1,013,228
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Fairfield | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,682,779
Initial Cost to Company, Land	730,000
Initial Cost to Company, Buildings and Improvements	2,946,875
Initial Cost to Company, Total	3,676,875
Cost Capitalized Subsequent to Acquisition	322,208
Gross Carrying Amount, Land	730,000
Gross Carrying Amount, Buildings and Improvements	3,269,083
Gross Carrying Amount, Total	3,999,083	[1]
Accumulated Depreciation	$ 1,036,507
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lompoc | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,755,244
Initial Cost to Company, Land	1,000,000
Initial Cost to Company, Buildings and Improvements	2,746,875
Initial Cost to Company, Total	3,746,875
Cost Capitalized Subsequent to Acquisition	348,373
Gross Carrying Amount, Land	1,000,000
Gross Carrying Amount, Buildings and Improvements	3,095,248
Gross Carrying Amount, Total	4,095,248	[1]
Accumulated Depreciation	$ 959,467
Date of Construction	1982
Date Acquired	Feb. 05, 2015
Santa Rosa | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,154,002
Initial Cost to Company, Land	3,150,000
Initial Cost to Company, Buildings and Improvements	6,716,875
Initial Cost to Company, Total	9,866,875
Cost Capitalized Subsequent to Acquisition	837,876
Gross Carrying Amount, Land	3,150,000
Gross Carrying Amount, Buildings and Improvements	7,554,751
Gross Carrying Amount, Total	10,704,751	[1]
Accumulated Depreciation	$ 2,394,886
Date of Construction	1979-1981
Date Acquired	Jan. 29, 2015
Vallejo | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 990,000
Initial Cost to Company, Buildings and Improvements	3,946,875
Initial Cost to Company, Total	4,936,875
Cost Capitalized Subsequent to Acquisition	466,627
Gross Carrying Amount, Land	990,000
Gross Carrying Amount, Buildings and Improvements	4,413,502
Gross Carrying Amount, Total	5,403,502	[1]
Accumulated Depreciation	$ 1,378,210
Date of Construction	1981
Date Acquired	Jan. 29, 2015
Federal Heights | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,320,229
Initial Cost to Company, Land	1,100,000
Initial Cost to Company, Buildings and Improvements	3,346,875
Initial Cost to Company, Total	4,446,875
Cost Capitalized Subsequent to Acquisition	397,310
Gross Carrying Amount, Land	1,100,000
Gross Carrying Amount, Buildings and Improvements	3,744,185
Gross Carrying Amount, Total	4,844,185	[1]
Accumulated Depreciation	$ 1,410,847
Date of Construction	1983
Date Acquired	Jan. 29, 2015
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,688,842
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	5,906,875
Initial Cost to Company, Total	6,716,875
Cost Capitalized Subsequent to Acquisition	873,782
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	6,780,657
Gross Carrying Amount, Total	7,590,657	[1]
Accumulated Depreciation	$ 2,182,032
Date of Construction	1984
Date Acquired	Feb. 05, 2015
Littleton | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,126,913
Initial Cost to Company, Land	1,680,000
Initial Cost to Company, Buildings and Improvements	2,456,875
Initial Cost to Company, Total	4,136,875
Cost Capitalized Subsequent to Acquisition	380,972
Gross Carrying Amount, Land	1,680,000
Gross Carrying Amount, Buildings and Improvements	2,837,847
Gross Carrying Amount, Total	4,517,847	[1]
Accumulated Depreciation	$ 972,290
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Bloomingdale | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,320,229
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	3,856,874
Initial Cost to Company, Total	4,666,874
Cost Capitalized Subsequent to Acquisition	516,113
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	4,372,987
Gross Carrying Amount, Total	5,182,987	[1]
Accumulated Depreciation	$ 1,376,557
Date of Construction	1987
Date Acquired	Feb. 19, 2015
Crestwood | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,595,130
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	2,096,875
Initial Cost to Company, Total	2,346,875
Cost Capitalized Subsequent to Acquisition	438,121
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	2,534,996
Gross Carrying Amount, Total	2,784,996	[1]
Accumulated Depreciation	$ 870,846
Date of Construction	1987
Date Acquired	Jan. 23, 2015
Forestville | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,383,575
Initial Cost to Company, Land	1,940,000
Initial Cost to Company, Buildings and Improvements	4,346,875
Initial Cost to Company, Total	6,286,875
Cost Capitalized Subsequent to Acquisition	1,155,658
Gross Carrying Amount, Land	1,940,000
Gross Carrying Amount, Buildings and Improvements	5,502,533
Gross Carrying Amount, Total	7,442,533	[1]
Accumulated Depreciation	$ 2,074,243
Date of Construction	1988
Date Acquired	Jan. 23, 2015
Warren | Michigan | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,909,295
Initial Cost to Company, Land	230,000
Initial Cost to Company, Buildings and Improvements	2,966,875
Initial Cost to Company, Total	3,196,875
Cost Capitalized Subsequent to Acquisition	605,075
Gross Carrying Amount, Land	230,000
Gross Carrying Amount, Buildings and Improvements	3,571,950
Gross Carrying Amount, Total	3,801,950	[1]
Accumulated Depreciation	$ 1,180,432
Date of Construction	1996
Date Acquired	May 08, 2015
Warren | Michigan | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,199,380
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	3,066,875
Initial Cost to Company, Total	3,306,875
Cost Capitalized Subsequent to Acquisition	748,969
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	3,815,844
Gross Carrying Amount, Total	4,055,844	[1]
Accumulated Depreciation	$ 1,286,694
Date of Construction	1987
Date Acquired	May 08, 2015
Sterling Heights | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,247,764
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	3,286,875
Initial Cost to Company, Total	3,536,875
Cost Capitalized Subsequent to Acquisition	917,177
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	4,204,052
Gross Carrying Amount, Total	4,454,052	[1]
Accumulated Depreciation	$ 1,324,243
Date of Construction	1977
Date Acquired	May 21, 2015
Troy | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,335,413
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	4,176,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	464,700
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	4,641,575
Gross Carrying Amount, Total	4,881,575	[1]
Accumulated Depreciation	$ 1,455,387
Date of Construction	1988
Date Acquired	May 08, 2015
Troy | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 150,666
Initial Cost to Company, Buildings and Improvements	2,596,010
Initial Cost to Company, Total	2,746,676
Cost Capitalized Subsequent to Acquisition	206,114
Gross Carrying Amount, Land	150,666
Gross Carrying Amount, Buildings and Improvements	2,802,124
Gross Carrying Amount, Total	2,952,790	[1]
Accumulated Depreciation	$ 858,965
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Beverly | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,353,430
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,696,875
Initial Cost to Company, Total	2,096,875
Cost Capitalized Subsequent to Acquisition	363,219
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	2,060,094
Gross Carrying Amount, Total	2,460,094	[1]
Accumulated Depreciation	$ 634,190
Date of Construction	1988
Date Acquired	May 28, 2015
Everett | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,658,476
Initial Cost to Company, Land	2,010,000
Initial Cost to Company, Buildings and Improvements	2,956,875
Initial Cost to Company, Total	4,966,875
Cost Capitalized Subsequent to Acquisition	810,891
Gross Carrying Amount, Land	2,010,000
Gross Carrying Amount, Buildings and Improvements	3,767,766
Gross Carrying Amount, Total	5,777,766	[1]
Accumulated Depreciation	$ 1,185,904
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Foley | Alabama
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,036,209
Initial Cost to Company, Land	1,839,000
Initial Cost to Company, Buildings and Improvements	5,717,000
Initial Cost to Company, Total	7,556,000
Cost Capitalized Subsequent to Acquisition	922,571
Gross Carrying Amount, Land	1,839,000
Gross Carrying Amount, Buildings and Improvements	6,639,571
Gross Carrying Amount, Total	8,478,571	[1]
Accumulated Depreciation	$ 2,043,884
Date of Construction	1985/1996/2006
Date Acquired	Sep. 11, 2015
Tampa | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,595,130
Initial Cost to Company, Land	718,244
Initial Cost to Company, Buildings and Improvements	2,257,471
Initial Cost to Company, Total	2,975,715
Cost Capitalized Subsequent to Acquisition	595,503
Gross Carrying Amount, Land	718,244
Gross Carrying Amount, Buildings and Improvements	2,852,974
Gross Carrying Amount, Total	3,571,218	[1]
Accumulated Depreciation	$ 860,973
Date of Construction	1985
Date Acquired	Nov. 03, 2015
Boynton Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,975,648
Initial Cost to Company, Land	1,983,491
Initial Cost to Company, Buildings and Improvements	15,232,817
Initial Cost to Company, Total	17,216,308
Cost Capitalized Subsequent to Acquisition	562,650
Gross Carrying Amount, Land	1,983,491
Gross Carrying Amount, Buildings and Improvements	15,795,467
Gross Carrying Amount, Total	17,778,958	[1]
Accumulated Depreciation	$ 3,390,161
Date of Construction	2004
Date Acquired	Jan. 07, 2016
Milton | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,452,870	[2]
Initial Cost to Company, Buildings and Improvements	7,929,810	[2]
Initial Cost to Company, Total	9,382,680	[2]
Cost Capitalized Subsequent to Acquisition	631,867	[2],[3]
Gross Carrying Amount, Land	1,490,206	[2]
Gross Carrying Amount, Buildings and Improvements	8,524,341	[2]
Gross Carrying Amount, Total	10,014,547	[1],[2]
Accumulated Depreciation	$ 1,850,082	[2]
Date of Construction	2006	[2]
Date Acquired	Feb. 11, 2016	[2]
Burlington | Canada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,293,267	[2]
Initial Cost to Company, Buildings and Improvements	10,278,861	[2]
Initial Cost to Company, Total	13,572,128	[2]
Cost Capitalized Subsequent to Acquisition	843,154	[2],[3]
Gross Carrying Amount, Land	3,377,898	[2]
Gross Carrying Amount, Buildings and Improvements	11,037,384	[2]
Gross Carrying Amount, Total	14,415,282	[1],[2]
Accumulated Depreciation	$ 2,405,590	[2]
Date of Construction	2011	[2]
Date Acquired	Feb. 11, 2016	[2]
Burlington | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,944,035	[2]
Initial Cost to Company, Buildings and Improvements	5,125,839	[2]
Initial Cost to Company, Total	8,069,874	[2]
Cost Capitalized Subsequent to Acquisition	242,547	[2],[3]
Gross Carrying Amount, Land	2,936,674	[2]
Gross Carrying Amount, Buildings and Improvements	5,375,747	[2]
Gross Carrying Amount, Total	8,312,421	[1],[2]
Accumulated Depreciation	$ 1,212,620	[2]
Date of Construction	2008	[2]
Date Acquired	Feb. 29, 2016	[2]
Oakville | Canada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,655,215	[2]
Initial Cost to Company, Buildings and Improvements	13,072,458	[2]
Initial Cost to Company, Total	15,727,673	[2]
Cost Capitalized Subsequent to Acquisition	2,456,332	[2],[3]
Gross Carrying Amount, Land	2,723,449	[2]
Gross Carrying Amount, Buildings and Improvements	15,460,556	[2]
Gross Carrying Amount, Total	18,184,005	[1],[2]
Accumulated Depreciation	$ 3,394,879	[2]
Date of Construction	2016	[2]
Date Acquired	Feb. 11, 2016	[2]
Oakville | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,983,307	[2]
Initial Cost to Company, Buildings and Improvements	9,346,283	[2]
Initial Cost to Company, Total	12,329,590	[2]
Cost Capitalized Subsequent to Acquisition	311,685	[2],[3]
Gross Carrying Amount, Land	2,975,847	[2]
Gross Carrying Amount, Buildings and Improvements	9,665,428	[2]
Gross Carrying Amount, Total	12,641,275	[1],[2]
Accumulated Depreciation	$ 2,187,289	[2]
Date of Construction	2004	[2]
Date Acquired	Feb. 29, 2016	[2]
Xenia | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 275,493
Initial Cost to Company, Buildings and Improvements	2,664,693
Initial Cost to Company, Total	2,940,186
Cost Capitalized Subsequent to Acquisition	175,415
Gross Carrying Amount, Land	275,493
Gross Carrying Amount, Buildings and Improvements	2,840,108
Gross Carrying Amount, Total	3,115,601	[1]
Accumulated Depreciation	$ 766,260
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Sidney | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255,246
Initial Cost to Company, Buildings and Improvements	1,806,349
Initial Cost to Company, Total	2,061,595
Cost Capitalized Subsequent to Acquisition	232,575
Gross Carrying Amount, Land	255,246
Gross Carrying Amount, Buildings and Improvements	2,038,924
Gross Carrying Amount, Total	2,294,170	[1]
Accumulated Depreciation	$ 806,881
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Greenville | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 82,598
Initial Cost to Company, Buildings and Improvements	1,909,466
Initial Cost to Company, Total	1,992,064
Cost Capitalized Subsequent to Acquisition	209,324
Gross Carrying Amount, Land	82,598
Gross Carrying Amount, Buildings and Improvements	2,118,790
Gross Carrying Amount, Total	2,201,388	[1]
Accumulated Depreciation	$ 568,842
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Washington Court House | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255,456
Initial Cost to Company, Buildings and Improvements	1,882,203
Initial Cost to Company, Total	2,137,659
Cost Capitalized Subsequent to Acquisition	173,835
Gross Carrying Amount, Land	255,456
Gross Carrying Amount, Buildings and Improvements	2,056,038
Gross Carrying Amount, Total	2,311,494	[1]
Accumulated Depreciation	$ 571,588
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Richmond | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 223,159
Initial Cost to Company, Buildings and Improvements	2,944,379
Initial Cost to Company, Total	3,167,538
Cost Capitalized Subsequent to Acquisition	225,125
Gross Carrying Amount, Land	223,159
Gross Carrying Amount, Buildings and Improvements	3,169,504
Gross Carrying Amount, Total	3,392,663	[1]
Accumulated Depreciation	$ 900,168
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Connersville | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 155,533
Initial Cost to Company, Buildings and Improvements	1,652,290
Initial Cost to Company, Total	1,807,823
Cost Capitalized Subsequent to Acquisition	155,266
Gross Carrying Amount, Land	155,533
Gross Carrying Amount, Buildings and Improvements	1,807,556
Gross Carrying Amount, Total	1,963,089	[1]
Accumulated Depreciation	$ 506,706
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Port St. Lucie | Florida | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,589,781
Initial Cost to Company, Buildings and Improvements	6,339,578
Initial Cost to Company, Total	8,929,359
Cost Capitalized Subsequent to Acquisition	269,080
Gross Carrying Amount, Land	2,589,781
Gross Carrying Amount, Buildings and Improvements	6,608,658
Gross Carrying Amount, Total	9,198,439	[1]
Accumulated Depreciation	$ 1,585,837
Date of Construction	1999
Date Acquired	Apr. 29, 2016
Port St. Lucie | Florida | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,897,272
Initial Cost to Company, Land	5,130,621
Initial Cost to Company, Buildings and Improvements	8,410,474
Initial Cost to Company, Total	13,541,095
Cost Capitalized Subsequent to Acquisition	455,469
Gross Carrying Amount, Land	5,130,621
Gross Carrying Amount, Buildings and Improvements	8,865,943
Gross Carrying Amount, Total	13,996,564	[1]
Accumulated Depreciation	$ 2,179,584
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,205,209
Initial Cost to Company, Buildings and Improvements	6,616,767
Initial Cost to Company, Total	7,821,976
Cost Capitalized Subsequent to Acquisition	146,392
Gross Carrying Amount, Land	991,287
Gross Carrying Amount, Buildings and Improvements	6,977,081
Gross Carrying Amount, Total	7,968,368	[1]
Accumulated Depreciation	$ 1,538,414
Date of Construction	2006
Date Acquired	May 09, 2016
Oakland | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,711,189
Initial Cost to Company, Buildings and Improvements	6,902,446
Initial Cost to Company, Total	12,613,635
Cost Capitalized Subsequent to Acquisition	346,418
Gross Carrying Amount, Land	5,711,189
Gross Carrying Amount, Buildings and Improvements	7,248,864
Gross Carrying Amount, Total	12,960,053	[1]
Accumulated Depreciation	$ 1,582,865
Date of Construction	1979
Date Acquired	May 18, 2016
Concord | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 19,090,003
Initial Cost to Company, Buildings and Improvements	17,202,868
Initial Cost to Company, Total	36,292,871
Cost Capitalized Subsequent to Acquisition	923,103
Gross Carrying Amount, Land	19,090,003
Gross Carrying Amount, Buildings and Improvements	18,125,971
Gross Carrying Amount, Total	37,215,974	[1]
Accumulated Depreciation	$ 4,029,552
Date of Construction	1988/1998
Date Acquired	May 18, 2016
Pompano Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,502,149
Initial Cost to Company, Land	3,947,715
Initial Cost to Company, Buildings and Improvements	16,656,002
Initial Cost to Company, Total	20,603,717
Cost Capitalized Subsequent to Acquisition	299,630
Gross Carrying Amount, Land	3,947,715
Gross Carrying Amount, Buildings and Improvements	16,955,632
Gross Carrying Amount, Total	20,903,347	[1]
Accumulated Depreciation	$ 3,365,982
Date of Construction	1979
Date Acquired	Jun. 01, 2016
Lake Worth | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,225,596
Initial Cost to Company, Land	12,108,208
Initial Cost to Company, Buildings and Improvements	10,804,173
Initial Cost to Company, Total	22,912,381
Cost Capitalized Subsequent to Acquisition	399,142
Gross Carrying Amount, Land	12,108,208
Gross Carrying Amount, Buildings and Improvements	11,203,315
Gross Carrying Amount, Total	23,311,523	[1]
Accumulated Depreciation	$ 3,093,048
Date of Construction	1998/2003
Date Acquired	Jun. 01, 2016
Jupiter | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,469,344
Initial Cost to Company, Land	16,029,881
Initial Cost to Company, Buildings and Improvements	10,556,833
Initial Cost to Company, Total	26,586,714
Cost Capitalized Subsequent to Acquisition	406,654
Gross Carrying Amount, Land	16,029,881
Gross Carrying Amount, Buildings and Improvements	10,963,487
Gross Carrying Amount, Total	26,993,368	[1]
Accumulated Depreciation	$ 2,521,208
Date of Construction	1992/2012
Date Acquired	Jun. 01, 2016
Royal Palm Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,604,947
Initial Cost to Company, Land	11,425,394
Initial Cost to Company, Buildings and Improvements	13,275,322
Initial Cost to Company, Total	24,700,716
Cost Capitalized Subsequent to Acquisition	356,831
Gross Carrying Amount, Land	11,425,394
Gross Carrying Amount, Buildings and Improvements	13,632,153
Gross Carrying Amount, Total	25,057,547	[1]
Accumulated Depreciation	$ 3,501,241
Date of Construction	2001/2003
Date Acquired	Jun. 01, 2016
Wellington | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,233,511
Initial Cost to Company, Buildings and Improvements	11,662,801
Initial Cost to Company, Total	21,896,312
Cost Capitalized Subsequent to Acquisition	259,926
Gross Carrying Amount, Land	10,233,511
Gross Carrying Amount, Buildings and Improvements	11,922,727
Gross Carrying Amount, Total	22,156,238	[1]
Accumulated Depreciation	$ 2,553,809
Date of Construction	2005
Date Acquired	Jun. 01, 2016
Doral | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,335,658
Initial Cost to Company, Buildings and Improvements	11,485,045
Initial Cost to Company, Total	22,820,703
Cost Capitalized Subsequent to Acquisition	384,227
Gross Carrying Amount, Land	11,335,658
Gross Carrying Amount, Buildings and Improvements	11,869,272
Gross Carrying Amount, Total	23,204,930	[1]
Accumulated Depreciation	$ 2,599,570
Date of Construction	1998
Date Acquired	Jun. 01, 2016
Plantation | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 15,267,178
Initial Cost to Company, Land	12,989,079
Initial Cost to Company, Buildings and Improvements	19,224,919
Initial Cost to Company, Total	32,213,998
Cost Capitalized Subsequent to Acquisition	851,417
Gross Carrying Amount, Land	12,989,079
Gross Carrying Amount, Buildings and Improvements	20,076,336
Gross Carrying Amount, Total	33,065,415	[1]
Accumulated Depreciation	$ 4,267,131
Date of Construction	2002/2012
Date Acquired	Jun. 01, 2016
Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,789,085
Initial Cost to Company, Buildings and Improvements	12,771,305
Initial Cost to Company, Total	24,560,390
Cost Capitalized Subsequent to Acquisition	395,774
Gross Carrying Amount, Land	11,789,085
Gross Carrying Amount, Buildings and Improvements	13,167,079
Gross Carrying Amount, Total	24,956,164	[1]
Accumulated Depreciation	$ 2,778,539
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Delray | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,753,240
Initial Cost to Company, Land	17,096,692
Initial Cost to Company, Buildings and Improvements	12,983,627
Initial Cost to Company, Total	30,080,319
Cost Capitalized Subsequent to Acquisition	347,660
Gross Carrying Amount, Land	17,096,692
Gross Carrying Amount, Buildings and Improvements	13,331,287
Gross Carrying Amount, Total	30,427,979	[1]
Accumulated Depreciation	$ 2,921,059
Date of Construction	2003
Date Acquired	Jun. 01, 2016
Baltimore | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,897,872
Initial Cost to Company, Buildings and Improvements	22,427,843
Initial Cost to Company, Total	26,325,715
Cost Capitalized Subsequent to Acquisition	717,900
Gross Carrying Amount, Land	3,897,872
Gross Carrying Amount, Buildings and Improvements	23,145,743
Gross Carrying Amount, Total	27,043,615	[1]
Accumulated Depreciation	$ 5,166,657
Date of Construction	1990/2014
Date Acquired	Jun. 01, 2016
Sonoma | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,795,065
Initial Cost to Company, Land	3,468,153
Initial Cost to Company, Buildings and Improvements	3,679,939
Initial Cost to Company, Total	7,148,092
Cost Capitalized Subsequent to Acquisition	224,692
Gross Carrying Amount, Land	3,468,153
Gross Carrying Amount, Buildings and Improvements	3,904,631
Gross Carrying Amount, Total	7,372,784	[1]
Accumulated Depreciation	$ 922,006
Date of Construction	1984
Date Acquired	Jun. 14, 2016
Las Vegas I | Nevada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,158,848
Initial Cost to Company, Land	2,391,220
Initial Cost to Company, Buildings and Improvements	11,117,892
Initial Cost to Company, Total	13,509,112
Cost Capitalized Subsequent to Acquisition	308,960
Gross Carrying Amount, Land	2,391,220
Gross Carrying Amount, Buildings and Improvements	11,426,852
Gross Carrying Amount, Total	13,818,072	[1]
Accumulated Depreciation	$ 2,275,449
Date of Construction	2002
Date Acquired	Jul. 28, 2016
Las Vegas II | Nevada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,207,605
Initial Cost to Company, Land	3,840,088
Initial Cost to Company, Buildings and Improvements	9,916,937
Initial Cost to Company, Total	13,757,025
Cost Capitalized Subsequent to Acquisition	356,819
Gross Carrying Amount, Land	3,840,088
Gross Carrying Amount, Buildings and Improvements	10,273,756
Gross Carrying Amount, Total	14,113,844	[1]
Accumulated Depreciation	$ 2,195,007
Date of Construction	2000
Date Acquired	Sep. 23, 2016
Las Vegas III | Nevada | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,474,386
Initial Cost to Company, Land	2,565,579
Initial Cost to Company, Buildings and Improvements	6,338,944
Initial Cost to Company, Total	8,904,523
Cost Capitalized Subsequent to Acquisition	448,830
Gross Carrying Amount, Land	2,565,579
Gross Carrying Amount, Buildings and Improvements	6,787,774
Gross Carrying Amount, Total	9,353,353	[1]
Accumulated Depreciation	$ 1,494,689
Date of Construction	1989
Date Acquired	Sep. 27, 2016
Asheville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,619,676
Initial Cost to Company, Buildings and Improvements	11,173,603
Initial Cost to Company, Total	14,793,279
Cost Capitalized Subsequent to Acquisition	517,214
Gross Carrying Amount, Land	3,619,676
Gross Carrying Amount, Buildings and Improvements	11,690,817
Gross Carrying Amount, Total	15,310,493	[1]
Accumulated Depreciation	$ 2,560,579
Date of Construction	1988/2005/2015
Date Acquired	Dec. 30, 2016
Asheville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,764,969
Initial Cost to Company, Buildings and Improvements	3,107,311
Initial Cost to Company, Total	4,872,280
Cost Capitalized Subsequent to Acquisition	261,878
Gross Carrying Amount, Land	1,764,969
Gross Carrying Amount, Buildings and Improvements	3,369,189
Gross Carrying Amount, Total	5,134,158	[1]
Accumulated Depreciation	$ 778,907
Date of Construction	1984
Date Acquired	Dec. 30, 2016
Hendersonville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,081,547
Initial Cost to Company, Buildings and Improvements	3,441,204
Initial Cost to Company, Total	4,522,751
Cost Capitalized Subsequent to Acquisition	269,243
Gross Carrying Amount, Land	1,081,547
Gross Carrying Amount, Buildings and Improvements	3,710,447
Gross Carrying Amount, Total	4,791,994	[1]
Accumulated Depreciation	$ 807,391
Date of Construction	1982
Date Acquired	Dec. 30, 2016
Asheville III | North Carolina | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,096,833
Initial Cost to Company, Buildings and Improvements	4,620,013
Initial Cost to Company, Total	9,716,846
Cost Capitalized Subsequent to Acquisition	298,426
Gross Carrying Amount, Land	5,096,833
Gross Carrying Amount, Buildings and Improvements	4,918,439
Gross Carrying Amount, Total	10,015,272	[1]
Accumulated Depreciation	$ 1,188,790
Date of Construction	1991/2002
Date Acquired	Dec. 30, 2016
Arden | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,790,118
Initial Cost to Company, Buildings and Improvements	10,265,741
Initial Cost to Company, Total	12,055,859
Cost Capitalized Subsequent to Acquisition	553,138
Gross Carrying Amount, Land	1,790,118
Gross Carrying Amount, Buildings and Improvements	10,818,879
Gross Carrying Amount, Total	12,608,997	[1]
Accumulated Depreciation	$ 2,108,799
Date of Construction	1973
Date Acquired	Dec. 30, 2016
Asheville IV | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,558,139
Initial Cost to Company, Buildings and Improvements	4,455,118
Initial Cost to Company, Total	9,013,257
Cost Capitalized Subsequent to Acquisition	294,611
Gross Carrying Amount, Land	4,558,139
Gross Carrying Amount, Buildings and Improvements	4,749,729
Gross Carrying Amount, Total	9,307,868	[1]
Accumulated Depreciation	$ 1,158,851
Date of Construction	1985/1986/2005
Date Acquired	Dec. 30, 2016
Asheville V | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,414,680
Initial Cost to Company, Buildings and Improvements	7,826,417
Initial Cost to Company, Total	10,241,097
Cost Capitalized Subsequent to Acquisition	433,376
Gross Carrying Amount, Land	2,414,680
Gross Carrying Amount, Buildings and Improvements	8,259,793
Gross Carrying Amount, Total	10,674,473	[1]
Accumulated Depreciation	$ 1,794,288
Date of Construction	1978/2009/2014
Date Acquired	Dec. 30, 2016
Asheville VI | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,306,240
Initial Cost to Company, Buildings and Improvements	5,121,332
Initial Cost to Company, Total	6,427,572
Cost Capitalized Subsequent to Acquisition	288,489
Gross Carrying Amount, Land	1,306,240
Gross Carrying Amount, Buildings and Improvements	5,409,821
Gross Carrying Amount, Total	6,716,061	[1]
Accumulated Depreciation	$ 1,099,654
Date of Construction	2004
Date Acquired	Dec. 30, 2016
Asheville VIII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,764,965
Initial Cost to Company, Buildings and Improvements	6,162,855
Initial Cost to Company, Total	7,927,820
Cost Capitalized Subsequent to Acquisition	319,160
Gross Carrying Amount, Land	1,764,965
Gross Carrying Amount, Buildings and Improvements	6,482,015
Gross Carrying Amount, Total	8,246,980	[1]
Accumulated Depreciation	$ 1,456,375
Date of Construction	1968/2002
Date Acquired	Dec. 30, 2016
Hendersonville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,597,584
Initial Cost to Company, Buildings and Improvements	5,037,350
Initial Cost to Company, Total	7,634,934
Cost Capitalized Subsequent to Acquisition	341,573
Gross Carrying Amount, Land	2,597,584
Gross Carrying Amount, Buildings and Improvements	5,378,923
Gross Carrying Amount, Total	7,976,507	[1]
Accumulated Depreciation	$ 1,385,172
Date of Construction	1989/2003
Date Acquired	Dec. 30, 2016
Asheville VII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 782,457
Initial Cost to Company, Buildings and Improvements	2,139,791
Initial Cost to Company, Total	2,922,248
Cost Capitalized Subsequent to Acquisition	95,973
Gross Carrying Amount, Land	782,457
Gross Carrying Amount, Buildings and Improvements	2,235,764
Gross Carrying Amount, Total	3,018,221	[1]
Accumulated Depreciation	$ 526,446
Date of Construction	1999
Date Acquired	Dec. 30, 2016
Sweeten Creek Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 348,480
Initial Cost to Company, Total	348,480
Gross Carrying Amount, Land	348,480
Gross Carrying Amount, Total	$ 348,480	[1]
Date Acquired	Dec. 30, 2016
Highland Center Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 50,000
Initial Cost to Company, Total	50,000
Gross Carrying Amount, Land	50,000
Gross Carrying Amount, Total	$ 50,000	[1]
Date Acquired	Dec. 30, 2016
Aurora II | Colorado | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,584,664
Initial Cost to Company, Buildings and Improvements	8,196,091
Initial Cost to Company, Total	9,780,755
Cost Capitalized Subsequent to Acquisition	161,797
Gross Carrying Amount, Land	1,584,664
Gross Carrying Amount, Buildings and Improvements	8,357,888
Gross Carrying Amount, Total	9,942,552	[1]
Accumulated Depreciation	$ 1,959,680
Date of Construction	2012
Date Acquired	Jan. 11, 2017
Dufferin | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 6,258,511	[2]
Initial Cost to Company, Buildings and Improvements	16,287,332	[2]
Initial Cost to Company, Total	22,545,843	[2]
Cost Capitalized Subsequent to Acquisition	1,698,188	[2],[3]
Gross Carrying Amount, Land	6,544,256	[2]
Gross Carrying Amount, Buildings and Improvements	17,699,775	[2]
Gross Carrying Amount, Total	24,244,031	[1],[2]
Accumulated Depreciation	$ 3,371,759	[2]
Date of Construction	2015	[2]
Date Acquired	Feb. 01, 2017	[2]
Mavis | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,657,233	[2]
Initial Cost to Company, Buildings and Improvements	14,493,508	[2]
Initial Cost to Company, Total	19,150,741	[2]
Cost Capitalized Subsequent to Acquisition	1,207,696	[2],[3]
Gross Carrying Amount, Land	4,869,868	[2]
Gross Carrying Amount, Buildings and Improvements	15,488,569	[2]
Gross Carrying Amount, Total	20,358,437	[1],[2]
Accumulated Depreciation	$ 2,908,138	[2]
Date of Construction	2013	[2]
Date Acquired	Feb. 01, 2017	[2]
Brewster | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,136,329	[2]
Initial Cost to Company, Buildings and Improvements	9,527,410	[2]
Initial Cost to Company, Total	13,663,739	[2]
Cost Capitalized Subsequent to Acquisition	837,189	[2],[3]
Gross Carrying Amount, Land	4,325,182	[2]
Gross Carrying Amount, Buildings and Improvements	10,175,746	[2]
Gross Carrying Amount, Total	14,500,928	[1],[2]
Accumulated Depreciation	$ 1,956,001	[2]
Date of Construction	2013	[2]
Date Acquired	Feb. 01, 2017	[2]
Granite | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,126,446	[2]
Initial Cost to Company, Buildings and Improvements	8,701,429	[2]
Initial Cost to Company, Total	11,827,875	[2]
Cost Capitalized Subsequent to Acquisition	724,916	[2],[3]
Gross Carrying Amount, Land	3,269,190	[2]
Gross Carrying Amount, Buildings and Improvements	9,283,601	[2]
Gross Carrying Amount, Total	12,552,791	[1],[2]
Accumulated Depreciation	$ 1,698,329	[2]
Date of Construction	1998/2016	[2]
Date Acquired	Feb. 01, 2017	[2]
Centennial | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,714,644	[2]
Initial Cost to Company, Buildings and Improvements	11,428,538	[2]
Initial Cost to Company, Total	13,143,182	[2]
Cost Capitalized Subsequent to Acquisition	688,090	[2],[3]
Gross Carrying Amount, Land	1,792,930	[2]
Gross Carrying Amount, Buildings and Improvements	12,038,342	[2]
Gross Carrying Amount, Total	13,831,272	[1],[2]
Accumulated Depreciation	$ 2,161,162	[2]
Date of Construction	2016/2017	[2]
Date Acquired	Feb. 01, 2017	[2]
Ft Pierce | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,764,926
Initial Cost to Company, Land	1,152,931
Initial Cost to Company, Buildings and Improvements	12,398,306
Initial Cost to Company, Total	13,551,237
Cost Capitalized Subsequent to Acquisition	229,192
Gross Carrying Amount, Land	1,152,931
Gross Carrying Amount, Buildings and Improvements	12,627,498
Gross Carrying Amount, Total	13,780,429	[1]
Accumulated Depreciation	$ 1,559,942
Date of Construction	2008
Date Acquired	Jan. 24, 2019
Russell Blvd, Las Vegas II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,433,634
Initial Cost to Company, Buildings and Improvements	15,449,497
Initial Cost to Company, Total	18,883,131
Cost Capitalized Subsequent to Acquisition	692,595
Gross Carrying Amount, Land	3,510,075
Gross Carrying Amount, Buildings and Improvements	16,065,651
Gross Carrying Amount, Total	19,575,726	[1]
Accumulated Depreciation	$ 2,455,682
Date of Construction	1996
Date Acquired	Jan. 24, 2019
Jones Blvd, Las Vegas I | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,975,283
Initial Cost to Company, Buildings and Improvements	12,565,410
Initial Cost to Company, Total	14,540,693
Cost Capitalized Subsequent to Acquisition	186,266
Gross Carrying Amount, Land	1,975,283
Gross Carrying Amount, Buildings and Improvements	12,751,676
Gross Carrying Amount, Total	14,726,959	[1]
Accumulated Depreciation	$ 1,561,518
Date of Construction	1999
Date Acquired	Jan. 24, 2019
Airport Rd, Colorado Springs | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 870,373
Initial Cost to Company, Buildings and Improvements	7,877,813
Initial Cost to Company, Total	8,748,186
Cost Capitalized Subsequent to Acquisition	312,027
Gross Carrying Amount, Land	870,373
Gross Carrying Amount, Buildings and Improvements	8,189,840
Gross Carrying Amount, Total	9,060,213	[1]
Accumulated Depreciation	$ 1,082,369
Date of Construction	1983
Date Acquired	Jan. 24, 2019
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,259,685
Initial Cost to Company, Buildings and Improvements	6,995,794
Initial Cost to Company, Total	8,255,479
Cost Capitalized Subsequent to Acquisition	365,030
Gross Carrying Amount, Land	1,259,685
Gross Carrying Amount, Buildings and Improvements	7,360,824
Gross Carrying Amount, Total	8,620,509	[1]
Accumulated Depreciation	$ 1,024,838
Date of Construction	1980
Date Acquired	Jan. 24, 2019
Stockton | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 783,938
Initial Cost to Company, Buildings and Improvements	7,706,492
Initial Cost to Company, Total	8,490,430
Cost Capitalized Subsequent to Acquisition	215,432
Gross Carrying Amount, Land	783,938
Gross Carrying Amount, Buildings and Improvements	7,921,924
Gross Carrying Amount, Total	8,705,862	[1]
Accumulated Depreciation	$ 1,063,931
Date of Construction	1984
Date Acquired	Jan. 24, 2019
Azusa | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,384,861
Initial Cost to Company, Buildings and Improvements	9,153,677
Initial Cost to Company, Total	13,538,538
Cost Capitalized Subsequent to Acquisition	192,710
Gross Carrying Amount, Land	4,384,861
Gross Carrying Amount, Buildings and Improvements	9,346,387
Gross Carrying Amount, Total	13,731,248	[1]
Accumulated Depreciation	$ 1,201,203
Date of Construction	1986
Date Acquired	Jan. 24, 2019
Romeoville | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 964,701
Initial Cost to Company, Buildings and Improvements	5,755,146
Initial Cost to Company, Total	6,719,847
Cost Capitalized Subsequent to Acquisition	369,798
Gross Carrying Amount, Land	964,701
Gross Carrying Amount, Buildings and Improvements	6,124,944
Gross Carrying Amount, Total	7,089,645	[1]
Accumulated Depreciation	$ 870,184
Date of Construction	1986
Date Acquired	Jan. 24, 2019
Elgin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,162,197
Initial Cost to Company, Buildings and Improvements	2,895,052
Initial Cost to Company, Total	4,057,249
Cost Capitalized Subsequent to Acquisition	184,869
Gross Carrying Amount, Land	1,162,197
Gross Carrying Amount, Buildings and Improvements	3,079,921
Gross Carrying Amount, Total	4,242,118	[1]
Accumulated Depreciation	$ 554,774
Date of Construction	1986
Date Acquired	Jan. 24, 2019
San Antonio I | Texas | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,602,740
Initial Cost to Company, Buildings and Improvements	9,196,093
Initial Cost to Company, Total	10,798,833
Cost Capitalized Subsequent to Acquisition	213,577
Gross Carrying Amount, Land	1,602,740
Gross Carrying Amount, Buildings and Improvements	9,409,670
Gross Carrying Amount, Total	11,012,410	[1]
Accumulated Depreciation	$ 1,225,041
Date of Construction	1998
Date Acquired	Jan. 24, 2019
Kingwood | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,016,291
Initial Cost to Company, Buildings and Improvements	9,358,519
Initial Cost to Company, Total	10,374,810
Cost Capitalized Subsequent to Acquisition	228,992
Gross Carrying Amount, Land	1,016,291
Gross Carrying Amount, Buildings and Improvements	9,587,511
Gross Carrying Amount, Total	10,603,802	[1]
Accumulated Depreciation	$ 1,301,662
Date of Construction	2001
Date Acquired	Jan. 24, 2019
Aurora III | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,678,141
Initial Cost to Company, Buildings and Improvements	5,958,219
Initial Cost to Company, Total	7,636,360
Cost Capitalized Subsequent to Acquisition	134,038
Gross Carrying Amount, Land	1,678,141
Gross Carrying Amount, Buildings and Improvements	6,092,257
Gross Carrying Amount, Total	7,770,398	[1]
Accumulated Depreciation	$ 1,041,306
Date of Construction	2015
Date Acquired	Jan. 24, 2019
Stoney Creek I | C A- O N | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,363,127	[2]
Initial Cost to Company, Buildings and Improvements	8,154,202	[2]
Initial Cost to Company, Total	10,517,329	[2]
Cost Capitalized Subsequent to Acquisition	(47,151)	[2],[3]
Gross Carrying Amount, Land	2,328,422	[2]
Gross Carrying Amount, Buildings and Improvements	8,141,756	[2]
Gross Carrying Amount, Total	10,470,178	[1],[2]
Accumulated Depreciation	$ 1,089,451	[2]
Date Acquired	Jan. 24, 2019	[2]
Torbarrie | C A- O N
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,714,051	[2]
Initial Cost to Company, Buildings and Improvements	5,262,813	[2]
Initial Cost to Company, Total	7,976,864	[2]
Cost Capitalized Subsequent to Acquisition	7,949,502	[2],[3]
Gross Carrying Amount, Land	2,674,192	[2]
Gross Carrying Amount, Buildings and Improvements	13,252,174	[2]
Gross Carrying Amount, Total	15,926,366	[1],[2]
Accumulated Depreciation	$ 1,406,635	[2]
Date of Construction	1980	[2]
Date Acquired	Jan. 24, 2019	[2]
Baseline | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,307,289
Initial Cost to Company, Buildings and Improvements	11,385,380
Initial Cost to Company, Total	12,692,669
Cost Capitalized Subsequent to Acquisition	220,452
Gross Carrying Amount, Land	1,307,289
Gross Carrying Amount, Buildings and Improvements	11,605,832
Gross Carrying Amount, Total	12,913,121	[1]
Accumulated Depreciation	$ 1,551,922
Date of Construction	2016
Date Acquired	Jan. 24, 2019
3173 Sweeten Creek Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,036,164
Initial Cost to Company, Buildings and Improvements	8,764,558
Initial Cost to Company, Total	9,800,722
Cost Capitalized Subsequent to Acquisition	1,234,645
Gross Carrying Amount, Land	1,036,164
Gross Carrying Amount, Buildings and Improvements	9,999,203
Gross Carrying Amount, Total	11,035,367	[1]
Accumulated Depreciation	$ 1,223,873
Date of Construction	1982
Date Acquired	Jan. 24, 2019
Elk Grove | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,384,166
Initial Cost to Company, Buildings and Improvements	6,000,071
Initial Cost to Company, Total	8,384,237
Cost Capitalized Subsequent to Acquisition	211,960
Gross Carrying Amount, Land	2,384,166
Gross Carrying Amount, Buildings and Improvements	6,212,031
Gross Carrying Amount, Total	8,596,197	[1]
Accumulated Depreciation	$ 852,715
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Garden Grove | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 8,076,202
Initial Cost to Company, Buildings and Improvements	13,152,494
Initial Cost to Company, Total	21,228,696
Cost Capitalized Subsequent to Acquisition	279,159
Gross Carrying Amount, Land	8,076,202
Gross Carrying Amount, Buildings and Improvements	13,431,653
Gross Carrying Amount, Total	21,507,855	[1]
Accumulated Depreciation	$ 1,743,967
Date of Construction	2017
Date Acquired	Jan. 24, 2019
Deaverview Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,449,001
Initial Cost to Company, Buildings and Improvements	4,412,039
Initial Cost to Company, Total	5,861,040
Cost Capitalized Subsequent to Acquisition	315,871
Gross Carrying Amount, Land	1,449,001
Gross Carrying Amount, Buildings and Improvements	4,727,910
Gross Carrying Amount, Total	6,176,911	[1]
Accumulated Depreciation	$ 693,994
Date of Construction	1992
Date Acquired	Jan. 24, 2019
Highland Center Blvd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,763,875
Initial Cost to Company, Buildings and Improvements	4,823,116
Initial Cost to Company, Total	6,586,991
Cost Capitalized Subsequent to Acquisition	302,930
Gross Carrying Amount, Land	1,763,875
Gross Carrying Amount, Buildings and Improvements	5,126,046
Gross Carrying Amount, Total	6,889,921	[1]
Accumulated Depreciation	$ 713,589
Date of Construction	1994
Date Acquired	Jan. 24, 2019
Sarasota | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,084,165
Initial Cost to Company, Buildings and Improvements	7,359,913
Initial Cost to Company, Total	8,444,078
Cost Capitalized Subsequent to Acquisition	137,663
Gross Carrying Amount, Land	1,084,165
Gross Carrying Amount, Buildings and Improvements	7,497,576
Gross Carrying Amount, Total	8,581,741	[1]
Accumulated Depreciation	$ 933,825
Date of Construction	2017
Date Acquired	Jan. 24, 2019
Mount Pleasant | South Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,054,553
Initial Cost to Company, Buildings and Improvements	5,678,794
Initial Cost to Company, Total	6,733,347
Cost Capitalized Subsequent to Acquisition	139,511
Gross Carrying Amount, Land	1,054,553
Gross Carrying Amount, Buildings and Improvements	5,818,305
Gross Carrying Amount, Total	6,872,858	[1]
Accumulated Depreciation	$ 724,650
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Nantucket | Massachusetts
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 20,207,278
Initial Cost to Company, Land	5,854,837
Initial Cost to Company, Buildings and Improvements	33,210,517
Initial Cost to Company, Total	39,065,354
Cost Capitalized Subsequent to Acquisition	199,113
Gross Carrying Amount, Land	5,854,837
Gross Carrying Amount, Buildings and Improvements	33,409,630
Gross Carrying Amount, Total	39,264,467	[1]
Accumulated Depreciation	$ 4,002,850
Date of Construction	2002
Date Acquired	Jan. 24, 2019
Pembroke Pines | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,146,970
Initial Cost to Company, Buildings and Improvements	14,296,167
Initial Cost to Company, Total	17,443,137
Cost Capitalized Subsequent to Acquisition	127,183
Gross Carrying Amount, Land	3,146,970
Gross Carrying Amount, Buildings and Improvements	14,423,350
Gross Carrying Amount, Total	17,570,320	[1]
Accumulated Depreciation	$ 1,822,621
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Riverview | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,593,082
Initial Cost to Company, Buildings and Improvements	7,102,271
Initial Cost to Company, Total	8,695,353
Cost Capitalized Subsequent to Acquisition	3,294,325
Gross Carrying Amount, Land	2,405,974
Gross Carrying Amount, Buildings and Improvements	9,583,704
Gross Carrying Amount, Total	11,989,678	[1]
Accumulated Depreciation	$ 1,097,546
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Eastlake | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,120,104
Initial Cost to Company, Buildings and Improvements	15,417,746
Initial Cost to Company, Total	17,537,850
Cost Capitalized Subsequent to Acquisition	169,002
Gross Carrying Amount, Land	2,120,104
Gross Carrying Amount, Buildings and Improvements	15,586,748
Gross Carrying Amount, Total	17,706,852	[1]
Accumulated Depreciation	$ 1,815,870
Date of Construction	2018
Date Acquired	Jan. 24, 2019
McKinney | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,177,186
Initial Cost to Company, Buildings and Improvements	9,320,876
Initial Cost to Company, Total	11,498,062
Cost Capitalized Subsequent to Acquisition	222,422
Gross Carrying Amount, Land	2,101,521
Gross Carrying Amount, Buildings and Improvements	9,618,963
Gross Carrying Amount, Total	11,720,484	[1]
Accumulated Depreciation	$ 1,183,221
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Hualapai Way, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 742,839
Initial Cost to Company, Buildings and Improvements	9,018,717
Initial Cost to Company, Total	9,761,556
Cost Capitalized Subsequent to Acquisition	95,212
Gross Carrying Amount, Land	742,839
Gross Carrying Amount, Buildings and Improvements	9,113,929
Gross Carrying Amount, Total	9,856,768	[1]
Accumulated Depreciation	$ 1,132,369
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Gilbert | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,379,687
Initial Cost to Company, Buildings and Improvements	9,021,255
Initial Cost to Company, Total	10,400,942
Cost Capitalized Subsequent to Acquisition	375,672
Gross Carrying Amount, Land	1,037,750
Gross Carrying Amount, Buildings and Improvements	9,738,864
Gross Carrying Amount, Total	10,776,614	[1]
Accumulated Depreciation	$ 1,100,568
Date of Construction	2019
Date Acquired	Jul. 11, 2019
Industrial, Jensen Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,009,000
Initial Cost to Company, Land	893,648
Initial Cost to Company, Buildings and Improvements	6,969,348
Initial Cost to Company, Total	7,862,996
Cost Capitalized Subsequent to Acquisition	42,310
Gross Carrying Amount, Land	893,648
Gross Carrying Amount, Buildings and Improvements	7,011,658
Gross Carrying Amount, Total	7,905,306	[1]
Accumulated Depreciation	$ 415,305
Date of Construction	1979
Date Acquired	Mar. 17, 2021
Emmett F Lowry Expy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,112,000
Initial Cost to Company, Land	940,119
Initial Cost to Company, Buildings and Improvements	8,643,066
Initial Cost to Company, Total	9,583,185
Cost Capitalized Subsequent to Acquisition	34,593
Gross Carrying Amount, Land	940,119
Gross Carrying Amount, Buildings and Improvements	8,677,659
Gross Carrying Amount, Total	9,617,778	[1]
Accumulated Depreciation	$ 507,728
Date of Construction	2010
Date Acquired	Mar. 17, 2021
Van Buren Blvd, Riverside II | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,510,000
Initial Cost to Company, Land	2,308,151
Initial Cost to Company, Buildings and Improvements	7,393,117
Initial Cost to Company, Total	9,701,268
Cost Capitalized Subsequent to Acquisition	147,637
Gross Carrying Amount, Land	2,308,151
Gross Carrying Amount, Buildings and Improvements	7,540,754
Gross Carrying Amount, Total	9,848,905	[1]
Accumulated Depreciation	$ 418,015
Date of Construction	1984
Date Acquired	Mar. 17, 2021
Las Vegas Blvd, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,413,000
Initial Cost to Company, Land	922,569
Initial Cost to Company, Buildings and Improvements	11,035,721
Initial Cost to Company, Total	11,958,290
Cost Capitalized Subsequent to Acquisition	61,779
Gross Carrying Amount, Land	922,569
Gross Carrying Amount, Buildings and Improvements	11,097,500
Gross Carrying Amount, Total	12,020,069	[1]
Accumulated Depreciation	$ 591,900
Date of Construction	1996
Date Acquired	Mar. 17, 2021
Goodlette Rd, Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,467,683
Initial Cost to Company, Buildings and Improvements	18,647,151
Initial Cost to Company, Total	21,114,834
Cost Capitalized Subsequent to Acquisition	105,108
Gross Carrying Amount, Land	2,467,683
Gross Carrying Amount, Buildings and Improvements	18,752,259
Gross Carrying Amount, Total	21,219,942	[1]
Accumulated Depreciation	$ 1,027,884
Date of Construction	2001
Date Acquired	Mar. 17, 2021
Centennial Pkwy, LV II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,118,000
Initial Cost to Company, Land	1,397,045
Initial Cost to Company, Buildings and Improvements	15,193,510
Initial Cost to Company, Total	16,590,555
Cost Capitalized Subsequent to Acquisition	57,329
Gross Carrying Amount, Land	1,397,045
Gross Carrying Amount, Buildings and Improvements	15,250,839
Gross Carrying Amount, Total	16,647,884	[1]
Accumulated Depreciation	$ 841,303
Date of Construction	2006
Date Acquired	Mar. 17, 2021
Texas Ave, College Station | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,530,460
Initial Cost to Company, Buildings and Improvements	5,583,528
Initial Cost to Company, Total	9,113,988
Cost Capitalized Subsequent to Acquisition	24,331
Gross Carrying Amount, Land	3,530,460
Gross Carrying Amount, Buildings and Improvements	5,607,859
Gross Carrying Amount, Total	9,138,319	[1]
Accumulated Depreciation	$ 356,471
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Meridian Ave, Puyallup | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,616,000
Initial Cost to Company, Land	5,747,712
Initial Cost to Company, Buildings and Improvements	9,884,313
Initial Cost to Company, Total	15,632,025
Cost Capitalized Subsequent to Acquisition	41,899
Gross Carrying Amount, Land	5,747,712
Gross Carrying Amount, Buildings and Improvements	9,926,212
Gross Carrying Amount, Total	15,673,924	[1]
Accumulated Depreciation	$ 648,705
Date of Construction	1990
Date Acquired	Mar. 17, 2021
Westheimer Pkwy, Katy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,212,751
Initial Cost to Company, Buildings and Improvements	6,423,972
Initial Cost to Company, Total	7,636,723
Cost Capitalized Subsequent to Acquisition	39,686
Gross Carrying Amount, Land	1,212,751
Gross Carrying Amount, Buildings and Improvements	6,463,658
Gross Carrying Amount, Total	7,676,409	[1]
Accumulated Depreciation	$ 364,032
Date of Construction	2003
Date Acquired	Mar. 17, 2021
FM 1488, The Woodlands II | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,945,532
Initial Cost to Company, Buildings and Improvements	8,905,822
Initial Cost to Company, Total	10,851,354
Cost Capitalized Subsequent to Acquisition	39,641
Gross Carrying Amount, Land	1,945,532
Gross Carrying Amount, Buildings and Improvements	8,945,463
Gross Carrying Amount, Total	10,890,995	[1]
Accumulated Depreciation	$ 529,289
Date of Construction	2007
Date Acquired	Mar. 17, 2021
Hwy 290, Cypress | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,832,498
Initial Cost to Company, Buildings and Improvements	5,259,689
Initial Cost to Company, Total	8,092,187
Cost Capitalized Subsequent to Acquisition	105,836
Gross Carrying Amount, Land	2,832,498
Gross Carrying Amount, Buildings and Improvements	5,365,525
Gross Carrying Amount, Total	8,198,023	[1]
Accumulated Depreciation	$ 338,028
Date of Construction	2002
Date Acquired	Mar. 17, 2021
Lake Houston Pkwy, Humble | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,475,909
Initial Cost to Company, Buildings and Improvements	6,539,367
Initial Cost to Company, Total	9,015,276
Cost Capitalized Subsequent to Acquisition	95,516
Gross Carrying Amount, Land	2,475,909
Gross Carrying Amount, Buildings and Improvements	6,634,883
Gross Carrying Amount, Total	9,110,792	[1]
Accumulated Depreciation	$ 447,286
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Gosling Rd, The Woodlands | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,248,558
Initial Cost to Company, Buildings and Improvements	7,314,476
Initial Cost to Company, Total	8,563,034
Cost Capitalized Subsequent to Acquisition	81,337
Gross Carrying Amount, Land	1,248,558
Gross Carrying Amount, Buildings and Improvements	7,395,813
Gross Carrying Amount, Total	8,644,371	[1]
Accumulated Depreciation	$ 429,883
Date of Construction	2002
Date Acquired	Mar. 17, 2021
Queenston Blvd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 778,007
Initial Cost to Company, Buildings and Improvements	5,241,798
Initial Cost to Company, Total	6,019,805
Cost Capitalized Subsequent to Acquisition	114,145
Gross Carrying Amount, Land	778,007
Gross Carrying Amount, Buildings and Improvements	5,355,943
Gross Carrying Amount, Total	6,133,950	[1]
Accumulated Depreciation	$ 319,290
Date of Construction	2007
Date Acquired	Mar. 17, 2021
Jim Johnson Rd, Plant City | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,722,000
Initial Cost to Company, Land	1,176,605
Initial Cost to Company, Buildings and Improvements	20,045,758
Initial Cost to Company, Total	21,222,363
Cost Capitalized Subsequent to Acquisition	49,084
Gross Carrying Amount, Land	1,176,605
Gross Carrying Amount, Buildings and Improvements	20,094,842
Gross Carrying Amount, Total	21,271,447	[1]
Accumulated Depreciation	$ 1,347,264
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Frelinghuysen Ave, Newark | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,700,968
Initial Cost to Company, Buildings and Improvements	24,754,531
Initial Cost to Company, Total	35,455,499
Cost Capitalized Subsequent to Acquisition	1,861,781
Gross Carrying Amount, Land	10,700,968
Gross Carrying Amount, Buildings and Improvements	26,616,312
Gross Carrying Amount, Total	37,317,280	[1]
Accumulated Depreciation	$ 1,546,567
Date of Construction	1931
Date Acquired	Mar. 17, 2021
Redmond Fall City Rd, Redmond | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,874,807
Initial Cost to Company, Buildings and Improvements	7,061,417
Initial Cost to Company, Total	10,936,224
Cost Capitalized Subsequent to Acquisition	104,302
Gross Carrying Amount, Land	3,874,807
Gross Carrying Amount, Buildings and Improvements	7,165,719
Gross Carrying Amount, Total	11,040,526	[1]
Accumulated Depreciation	$ 443,033
Date of Construction	1997
Date Acquired	Mar. 17, 2021
Greenway Rd, Surprise | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,340,075
Initial Cost to Company, Buildings and Improvements	7,587,601
Initial Cost to Company, Total	8,927,676
Cost Capitalized Subsequent to Acquisition	(87,372)
Gross Carrying Amount, Land	1,340,075
Gross Carrying Amount, Buildings and Improvements	7,674,973
Gross Carrying Amount, Total	9,015,048	[1]
Accumulated Depreciation	$ 446,777
Date of Construction	2019
Date Acquired	Mar. 17, 2021
Marshall Farms Rd, Ocoee | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,253,081
Initial Cost to Company, Buildings and Improvements	10,931,368
Initial Cost to Company, Total	12,184,449
Cost Capitalized Subsequent to Acquisition	12,214
Gross Carrying Amount, Land	1,253,081
Gross Carrying Amount, Buildings and Improvements	10,943,582
Gross Carrying Amount, Total	12,196,663	[1]
Accumulated Depreciation	$ 593,995
Date of Construction	2019
Date Acquired	Mar. 17, 2021
Ardrey Kell Rd, Charlotte | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,316,193
Initial Cost to Company, Buildings and Improvements	15,140,130
Initial Cost to Company, Total	16,456,323
Gross Carrying Amount, Land	1,316,193
Gross Carrying Amount, Buildings and Improvements	15,140,130
Gross Carrying Amount, Total	16,456,323	[1]
Accumulated Depreciation	$ 820,471
Date of Construction	2018
Date Acquired	Mar. 17, 2021
University City, Charlotte II | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,134,981
Initial Cost to Company, Buildings and Improvements	11,301,614
Initial Cost to Company, Total	12,436,595
Cost Capitalized Subsequent to Acquisition	14,335
Gross Carrying Amount, Land	1,134,981
Gross Carrying Amount, Buildings and Improvements	11,315,949
Gross Carrying Amount, Total	12,450,930	[1]
Accumulated Depreciation	$ 627,380
Date of Construction	2017
Date Acquired	Mar. 17, 2021
Hydraulic Rd, Charlottesville | Virginia
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,846,479
Initial Cost to Company, Buildings and Improvements	16,268,290
Initial Cost to Company, Total	18,114,769
Cost Capitalized Subsequent to Acquisition	2,832
Gross Carrying Amount, Land	1,846,479
Gross Carrying Amount, Buildings and Improvements	16,271,122
Gross Carrying Amount, Total	18,117,601	[1]
Accumulated Depreciation	$ 867,689
Date of Construction	2017
Date Acquired	Mar. 17, 2021
Metcalf St, Escondido | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,018,965
Initial Cost to Company, Buildings and Improvements	18,019,171
Initial Cost to Company, Total	19,038,136
Cost Capitalized Subsequent to Acquisition	158,450
Gross Carrying Amount, Land	1,018,965
Gross Carrying Amount, Buildings and Improvements	18,177,621
Gross Carrying Amount, Total	19,196,586	[1]
Accumulated Depreciation	$ 946,495
Date of Construction	2019
Date Acquired	Mar. 17, 2021
Tamiami Trail, Punta Gorda | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,034,608
Initial Cost to Company, Buildings and Improvements	15,764,762
Initial Cost to Company, Total	17,799,370
Cost Capitalized Subsequent to Acquisition	13,746
Gross Carrying Amount, Land	2,034,608
Gross Carrying Amount, Buildings and Improvements	15,778,508
Gross Carrying Amount, Total	17,813,116	[1]
Accumulated Depreciation	$ 875,594
Date of Construction	1992
Date Acquired	Mar. 17, 2021
Iroquois Shore Rd, Oakville III | C A- O N
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,992,500	[2]
Initial Cost to Company, Land	1,423,150	[2]
Initial Cost to Company, Buildings and Improvements	18,637,895	[2]
Initial Cost to Company, Total	20,061,045	[2]
Cost Capitalized Subsequent to Acquisition	(1,446,109)	[2],[3]
Gross Carrying Amount, Land	1,314,804	[2]
Gross Carrying Amount, Buildings and Improvements	17,300,132	[2]
Gross Carrying Amount, Total	18,614,936	[1],[2]
Accumulated Depreciation	$ 863,228	[2]
Date of Construction	2020	[2]
Date Acquired	Apr. 16, 2021	[2]
Van Buren Blvd, Riverside III | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,705,043
Initial Cost to Company, Buildings and Improvements	6,511,602
Initial Cost to Company, Total	10,216,645
Cost Capitalized Subsequent to Acquisition	255,935
Gross Carrying Amount, Land	3,705,043
Gross Carrying Amount, Buildings and Improvements	6,767,537
Gross Carrying Amount, Total	10,472,580	[1]
Accumulated Depreciation	$ 414,447
Date of Construction	1996
Date Acquired	May 27, 2021
Alameda Pkwy, Lakewood | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,134,320
Initial Cost to Company, Buildings and Improvements	14,750,963
Initial Cost to Company, Total	16,885,283
Cost Capitalized Subsequent to Acquisition	352,899
Gross Carrying Amount, Land	2,134,320
Gross Carrying Amount, Buildings and Improvements	15,103,862
Gross Carrying Amount, Total	17,238,182	[1]
Accumulated Depreciation	$ 564,837
Date of Construction	1998
Date Acquired	Oct. 19, 2021
Algonquin Rd, Algonquin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 717,325
Initial Cost to Company, Buildings and Improvements	17,439,376
Initial Cost to Company, Total	18,156,701
Cost Capitalized Subsequent to Acquisition	211,176
Gross Carrying Amount, Land	717,325
Gross Carrying Amount, Buildings and Improvements	17,650,552
Gross Carrying Amount, Total	18,367,877	[1]
Accumulated Depreciation	$ 516,204
Date of Construction	1987
Date Acquired	Feb. 08, 2022
Pell Cir, Sacramento | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,796,664
Initial Cost to Company, Buildings and Improvements	22,828,895
Initial Cost to Company, Total	24,625,559
Cost Capitalized Subsequent to Acquisition	167,122
Gross Carrying Amount, Land	1,796,664
Gross Carrying Amount, Buildings and Improvements	22,996,017
Gross Carrying Amount, Total	24,792,681	[1]
Accumulated Depreciation	$ 483,354
Date of Construction	1981
Date Acquired	May 10, 2022
St. Johns Commons Rd, St. Johns | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,099,464
Initial Cost to Company, Buildings and Improvements	14,432,172
Initial Cost to Company, Total	15,531,636
Cost Capitalized Subsequent to Acquisition	64,721
Gross Carrying Amount, Land	1,099,464
Gross Carrying Amount, Buildings and Improvements	14,496,893
Gross Carrying Amount, Total	15,596,357	[1]
Accumulated Depreciation	$ 270,182
Date of Construction	2017
Date Acquired	May 17, 2022
Mills Station Rd, Sacramento | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,685,588
Initial Cost to Company, Buildings and Improvements	13,075,090
Initial Cost to Company, Total	15,760,678
Cost Capitalized Subsequent to Acquisition	1,231
Gross Carrying Amount, Land	2,685,588
Gross Carrying Amount, Buildings and Improvements	13,076,321
Gross Carrying Amount, Total	15,761,909	[1]
Accumulated Depreciation	$ 260,320
Date of Construction	1979
Date Acquired	Jun. 01, 2022
Happy Valley Rd, Phoenix | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 542,935
Initial Cost to Company, Buildings and Improvements	9,132,940
Initial Cost to Company, Total	9,675,875
Cost Capitalized Subsequent to Acquisition	10,021
Gross Carrying Amount, Land	542,935
Gross Carrying Amount, Buildings and Improvements	9,142,961
Gross Carrying Amount, Total	9,685,896	[1]
Accumulated Depreciation	$ 168,415
Date of Construction	1941
Date Acquired	Jun. 01, 2022
West Rd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,310,537
Initial Cost to Company, Buildings and Improvements	16,908,880
Initial Cost to Company, Total	18,219,417
Cost Capitalized Subsequent to Acquisition	2,700
Gross Carrying Amount, Land	1,310,537
Gross Carrying Amount, Buildings and Improvements	16,911,580
Gross Carrying Amount, Total	18,222,117	[1]
Accumulated Depreciation	$ 302,348
Date of Construction	2018
Date Acquired	Jun. 01, 2022
Capitol Dr, Milwaukee | Wisconsin
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,065,590
Initial Cost to Company, Buildings and Improvements	11,782,373
Initial Cost to Company, Total	12,847,963
Cost Capitalized Subsequent to Acquisition	78,826
Gross Carrying Amount, Land	1,065,590
Gross Carrying Amount, Buildings and Improvements	11,861,199
Gross Carrying Amount, Total	12,926,789	[1]
Accumulated Depreciation	$ 216,250
Date of Construction	1996
Date Acquired	Jun. 01, 2022
Bothell Everett, Mill Creek | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,814,088
Initial Cost to Company, Buildings and Improvements	28,674,527
Initial Cost to Company, Total	33,488,615
Cost Capitalized Subsequent to Acquisition	241,791
Gross Carrying Amount, Land	4,814,088
Gross Carrying Amount, Buildings and Improvements	28,916,318
Gross Carrying Amount, Total	33,730,406	[1]
Accumulated Depreciation	$ 594,238
Date of Construction	2003
Date Acquired	Jun. 01, 2022
12th Ave, Homestead | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,607,054
Initial Cost to Company, Buildings and Improvements	32,909,667
Initial Cost to Company, Total	34,516,721
Cost Capitalized Subsequent to Acquisition	16,865
Gross Carrying Amount, Land	1,607,054
Gross Carrying Amount, Buildings and Improvements	32,926,532
Gross Carrying Amount, Total	34,533,586	[1]
Accumulated Depreciation	$ 568,497
Date of Construction	2019
Date Acquired	Jun. 01, 2022
16900 State Rd, Lutz | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,674,729
Initial Cost to Company, Buildings and Improvements	26,985,047
Initial Cost to Company, Total	29,659,776
Gross Carrying Amount, Land	2,674,729
Gross Carrying Amount, Buildings and Improvements	26,985,047
Gross Carrying Amount, Total	29,659,776	[1]
Accumulated Depreciation	$ 471,954
Date of Construction	2019
Date Acquired	Jun. 01, 2022
34th St St. Petersburg | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,896,569
Initial Cost to Company, Buildings and Improvements	23,290,141
Initial Cost to Company, Total	25,186,710
Gross Carrying Amount, Land	1,896,569
Gross Carrying Amount, Buildings and Improvements	23,290,141
Gross Carrying Amount, Total	25,186,710	[1]
Accumulated Depreciation	$ 423,797
Date of Construction	2020
Date Acquired	Jun. 01, 2022
Durango, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,355,229
Initial Cost to Company, Buildings and Improvements	26,030,925
Initial Cost to Company, Total	28,386,154
Gross Carrying Amount, Land	2,355,229
Gross Carrying Amount, Buildings and Improvements	26,030,925
Gross Carrying Amount, Total	28,386,154	[1]
Accumulated Depreciation	$ 445,180
Date of Construction	2019
Date Acquired	Jun. 01, 2022
93rd Ave SW, Olympia | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,159,298
Initial Cost to Company, Buildings and Improvements	18,458,512
Initial Cost to Company, Total	20,617,810
Cost Capitalized Subsequent to Acquisition	75,777
Gross Carrying Amount, Land	2,159,298
Gross Carrying Amount, Buildings and Improvements	18,534,289
Gross Carrying Amount, Total	20,693,587	[1]
Accumulated Depreciation	$ 353,379
Date of Construction	2006
Date Acquired	Jun. 01, 2022
Aurora IV | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,222,564
Initial Cost to Company, Buildings and Improvements	10,445,390
Initial Cost to Company, Total	11,667,954
Cost Capitalized Subsequent to Acquisition	107,697
Gross Carrying Amount, Land	1,222,564
Gross Carrying Amount, Buildings and Improvements	10,553,087
Gross Carrying Amount, Total	11,775,651	[1]
Accumulated Depreciation	$ 169,646
Date of Construction	2018
Date Acquired	Jun. 28, 2022
Corporate Office | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,925,446
Initial Cost to Company, Land	975,000
Initial Cost to Company, Buildings and Improvements	5,525,000
Initial Cost to Company, Total	6,500,000
Cost Capitalized Subsequent to Acquisition	696,545
Gross Carrying Amount, Land	975,000
Gross Carrying Amount, Buildings and Improvements	6,221,545
Gross Carrying Amount, Total	7,196,545	[1]
Accumulated Depreciation	$ 564,950
Date of Construction	2018
Date Acquired	Jan. 24, 2019

[1]	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,880,795,210
[2]	This property is located in Ontario, Canada.
[3]	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.